Accrued Expenses (Details) - Schedule of Accrued Expenses - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Abstract]
Accrued compensation	$ 334	$ 452
Other accrued expenses	474	265
Total accrued expenses	$ 808	$ 717